Affiliated companies and other equity-method investees (Tables)	12 Months Ended
Mar. 31, 2014
Subsidiary Or Equity Method Investee [Line Items]
Summary of balances and transactions with affiliated companies and other equity-method investees

	Millions of yen
	March 31
	2013	2014
Investments in affiliated companies	¥333,329	¥339,637
Advances to affiliated companies	12,376	5,797
Other receivables from affiliated companies	8,856	6,919
Other payables to affiliated companies	4,270	9,344

	Millions of yen
	Year ended March 31
	2012	2013	2014
Revenues	¥5,635	¥7,418	¥411
Non-interest expenses	49,810	48,755	57,687
Purchase of software, securities and tangible assets	22,904	55,099	26,655

Summary of aggregate carrying amount and fair value of investments in affiliated companies and other equity-method investees

	Millions of yen
	March 31
	2013	2014
Carrying amount	¥322,747	¥330,983
Fair value	404,967	429,854

JAFCO, NRI, NLB and NREH [Member]
Subsidiary Or Equity Method Investee [Line Items]
Summary of financial information for subsidiaries

	Millions of yen
	March 31
	2013(1)(3)	2014(1)
Total assets	¥2,307,795	¥2,089,844
Total liabilities	1,551,699	1,247,768

	Millions of yen
	Year ended March 31
	2012(2)	2013(3)	2014
Net revenues	¥161,209	¥143,193	¥947,213
Non-interest expenses	105,520	69,899	779,690
Net income attributable to the companies	31,007	48,706	87,261

(1)	NLB’s assets and liabilities are not included because it was not an affiliated company of Nomura as of March 31, 2013 and 2014.
(2)	For NLB, financial information while it was an affiliated company of Nomura is included.
(3)	NREH is accounted for by the equity method from March 2013. NREH’s assets and liabilities are included however Net revenues, Non-interest expenses and Net income attributable to NREH are not included.

Fortress [Member]
Subsidiary Or Equity Method Investee [Line Items]
Summary of financial information for subsidiaries

Millions of yen
March 31, 2013(1)
Total assets	¥203,332
Total liabilities	88,881

	Millions of yen
	Year ended March 31
	2012(1)	2013(1)	2014(1)
Net revenues	¥73,306	¥95,356	¥144,349
Non-interest expenses	166,006	73,956	89,338
Net income (loss) attributable to the company	(36,994)	6,487	20,071

(1)	Financial information for Fortress is as of its fiscal years ended December 31, 2011, 2012 and 2013, respectively. Nomura recognizes its share of Fortress’s earnings on a three-month lag.